SUPPLEMENT TO THE PROSPECTUS
Supplement dated March 2, 2023, to the Prospectus dated December 29, 2022.

MFS® Technology Fund

Effective immediately, the sentence after the tables in the sections entitled "Portfolio Manager(s)" under the main headings entitled "Summary of Key Information" and "Management of the Fund" is replaced in its entirety with the following:
Effective September 29, 2023, Matthew Sabel will retire as a portfolio manager of the fund.

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